Implementation of New Financial Accounting Pronouncements (Details) - USD ($) $ in Millions	Mar. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 80.7
Operating lease liabilities	$ 81.2
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets		$ 84.9
Operating lease liabilities		$ 85.3